Financial liabilities	6 Months Ended
Jun. 30, 2025
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
a)   Breakdown
The following is a breakdown of Grupo Santander's financial liabilities, other than the balances corresponding to the Derivatives - hedge accounting heading, as of 30 June 2025 and 31 December 2024, presented by nature and categories for valuation purposes:

	EUR million
	30-06-2025			31-12-2024
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost
Derivatives	50,396			57,753
Short Positions	34,473			35,830
Deposits	70,813	25,842	1,054,043	58,568	28,806	1,126,439
Central banks	10,096	1,594	20,482	13,300	1,774	24,882
Credit institutions	20,720	1,749	87,828	26,284	1,625	90,012
Customer	39,997	22,499	945,733	18,984	25,407	1,011,545
Debt instruments	—	9,671	302,292	—	7,554	317,967
Other financial liabilities	—	—	44,297	—	—	39,916
Total	155,682	35,513	1,400,632	152,151	36,360	1,484,322
b)   Information on issuances, repurchases or redemptions of debt instruments issued
The detail of the balance of debt instruments issued according to their nature is:

	EUR million
	30-06-2025	31-12-2024
Bonds and debentures outstanding	244,891	252,765
Subordinated	30,951	35,461
Promissory notes and other securities	36,121	37,295
Total debt instruments issued	311,963	325,521
The detail, at 30 June 2025 and 2024, of the outstanding balance of the debt instruments, excluding promissory notes, which at these dates had been issued by Banco Santander or any other Group entity is disclosed below. Also included is the detail of the changes in this balance in the first six months of 2025 and 2024:

	EUR million
	30-06-2025
	Opening balance as at 01-01-2025	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance as at 06-30-25
Bonds and debentures outstanding	252,765	—	37,180	(32,874)	(12,180)	244,891
Subordinated	35,461	—	278	(3,147)	(1,641)	30,951
Bonds and debentures outstanding and subordinated liabilities issued	288,226	—	37,458	(36,021)	(13,821)	275,842

	EUR million
	30-06-2024
	Opening balance as at 01-01-2024	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance as at 06-30-24
Bonds and debentures outstanding	231,880	(1,224)	41,185	(32,172)	27	239,696
Subordinated	30,529	—	3,908	(2,422)	96	32,111
Bonds and debentures outstanding and subordinated liabilities issued	262,409	(1,224)	45,093	(34,594)	123	271,807
On 29 March 2025, Banco Santander, S.A. carried out an issue for an amount of EUR 50 million with ISIN code XS1539846896.
On 19 March 2025, Banco Santander, S.A., prepaid all the Tier 1 Contingently Convertible Preferred Securities with ISIN code XS1793250041 for a total nominal amount of EUR 187.6 million and which trade on the Irish Stock Market 'Global Exchange Market'.
On 18 March 2025, Banco Santander, S.A. carried out an issue for an amount of EUR 1,500 million with ISIN code XS1201001572.
On 6 March 2025, Banco Santander, S.A. issued subordinated obligations for an amount of AUD 350 million (valued at EUR 202 million) for a term of 10 years with ISIN code AU3FN0096376. The issue was made at 100.00% and the coupon of the issue was fixed at a floating rate of 3mBBSW+192 bps quarterly for the first 5 years, with a redemption option in March 2030. In the event of non-amortization, the coupon will remain at 3mBBSW+192 bps.
On 6 March 2025, Banco Santander, S.A. carried out an issue of subordinated debentures for an amount of AUD 250 million (valued at EUR 144 million) for a term of 10 years with ISIN code AU3CB0319184. The issue was made at 100.00% and the coupon of the issue was set at 5.80% semi-annually for the first 5 years, with a redemption option in March 2030, the coupon being revised, in the event of non-redemption, at a variable rate equivalent to a margin of 192 points plus the 3mBBSW variable rate.
On 17 February 2025, Banco Santander, S.A. prepaid EUR 600.8 million out of a total of EUR 1,500 million of the transaction with ISIN XS138406464587 following the tender announcement launched on 6 February 2025.
On 17 February 2025, Banco Santander, S.A. prepaid EUR 563.6 million euros out of a total of EUR 1,000 million of the transaction with ISIN XS1548444816 following the tender announcement launched on 6 February 2025.
On 20 May 2024, Banco Santander, S.A., proceeded to partially redeem in advance the contingently convertible preferred shares with ISIN code XS1793250041, for a total nominal amount of 1,312.4 million euros and which are traded on the market of the Irish Stock Exchange 'Global Exchange Market', leaving the amount in circulation at 187.6 million euros.
On 20 May 2024, Banco Santander, S.A. carried out a placement of preference shares contingently convertible into newly issued ordinary shares of the Bank (PPCC), for a nominal amount of 1,500 million euros. The Issuance has been made at par and the remuneration of the PPCC, whose payment is subject to certain conditions and is also discretionary, has been set at 7% annually for the first six years, being reviewed every five years thereafter by applying a margin of 443.2 basis points over the five-year mid-swap rate.
On 14 March 2024, Banco Santander, S.A. issued subordinated obligations for an amount of USD 1,250 million (valued at EUR 1,158 million) for a term of 10 years. The issuance was made at par and the issue coupon was set at 6.35% per year, payable bi-annually.
On 8 February 2024, Banco Santander, S.A., proceeded to prepay all of the contingently convertible Tier 1 preferred shares with ISIN code XS1951093894, for a total nominal amount of USD 1,200 million (valued at EUR 1,110 million) and that were traded on the Irish Stock Exchange 'Global Exchange Market'.
On 22 January 2024, Banco Santander, S.A. issued subordinated bonds for an amount of EUR 1,250 million for a term of 10 years and 3 months. The issue was carried out at 99.74% and the issue coupon was set at 5.00% per year for the first 5 years and 3 months, with an amortization option in April 2029, reviewing the coupon, in case of non-amortization, at a fixed rate equivalent to a margin of 250 points plus the 5-year Euro swap rate.
c)    Other issuances guaranteed by Grupo Santander
At 30 June 2025 and 2024, there were no debt instruments issued by associates or non-Group third parties (unrelated) that had been guaranteed by Banco Santander or any other Group entity.
d)   Fair value of financial liabilities not measured at fair value
Following is a comparison between the value by which Grupo Santander’s financial liabilities are recorded that are measured using criteria other than fair value and their corresponding fair value at 30 June 2025 and 31 December 2024:

	EUR million
	30-06-2025		31-12-2024
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	1,054,043	1,054,610	1,126,439	1,125,532
Debt instruments	302,292	303,170	317,967	317,912
Liabilities	1,356,335	1,357,780	1,444,406	1,443,444
Additionally, other financial liabilities are accounted for EUR 44,297 million and EUR 39,916 million as of 30 June 2025 and 31 December 2024, respectively.
The main valuation methods and inputs used in the estimation of the fair value of the financial liabilities in the previous table are detailed in Note 51.c of the consolidated annual accounts for 2024, other than those mentioned in these interim financial statements.